Share-Based Compensation - Schedule of Activity of the Service-Based RSUs (Details) - ¥ / shares		12 Months Ended
	Nov. 19, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited		(260)
Weighted Average Grant-Date Fair Value, Forfeited (in Yuan Renminbi per share)
Number of shares, Unvested Ending Balance		40,795	26,850
Weighted Average Grant-Date Fair Value, Unvested Ending Balance (in Yuan Renminbi per share)
Number of shares, Unvested Beginning Balance		26,850
Weighted Average Grant-Date Fair Value, Unvested Beginning Balance (in Yuan Renminbi per share)
Number of shares, Granted		613,410
Weighted Average Grant-Date Fair Value, Granted (in Yuan Renminbi per share)		¥ 4,862
Number of shares, Addition due to acquisition of AIX			26,850
Weighted Average Grant-Date Fair Value, Addition due to acquisition of AIX (in Yuan Renminbi per share)			¥ 3,410
Number of shares, Vested		(599,205)
Restricted Share Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited
Weighted Average Grant-Date Fair Value, Forfeited (in Yuan Renminbi per share)
Number of shares, Unvested Ending Balance		50,000
Weighted Average Grant-Date Fair Value, Unvested Ending Balance (in Yuan Renminbi per share)
Number of shares, Unvested Beginning Balance
Weighted Average Grant-Date Fair Value, Unvested Beginning Balance (in Yuan Renminbi per share)
Number of shares, Granted	3,000,000	716,704
Weighted Average Grant-Date Fair Value, Granted (in Yuan Renminbi per share)		¥ 6,522
Number of shares, Vested		(666,704)
Weighted Average Grant-Date Fair Value,Vested (in Yuan Renminbi per share)